State Street Variable Insurance Series Funds, Inc.
STATE STREET TOTAL RETURN V.I.S. FUND
Class 1 (SSTIX) Class 3 (SSTTX)
STATE STREET INCOME V.I.S. FUND
Class 1 (SSIMX)
(each, a “Fund”)
SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE PROSPECTUSES
AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2021,
AS EACH MAY BE SUPPLEMENTED FROM TIME TO TIME
Effective immediately, each Fund’s Prospectus and Summary Prospectus are revised as follows:
All references to “Bloomberg Barclays” are replaced with “Bloomberg.”
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
110121SUPP4